UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 6/30/08

Item 1.  Schedule of Investments.

IPO+

PORTFOLIO OF INVESTMENTS

As of June 30, 2008 (Unaudited)

		Shares	Value
	Common Stock 82.58%
	Chemicals 2.93%
	Intrepid Potash, Inc. *	6,000	$ 394,680

	Commercial Services 14.96%
	Capella Education Co. *	5,000	298,250
	Genpact Ltd. *	10,000	149,200
	Riskmetrics Group, Inc. *	13,000	255,320
	SAIC, Inc. *	24,000	499,440
	Visa, Inc. *	10,000	813,100
			2,015,310
	Computers 2.60%
	Data Domain, Inc. *	15,000	349,950

	Electric 6.07%
	ITC Holdings Corp.	16,000	817,760

	Energy-Alternate Sources 5.36%
	First Solar, Inc. *	1,000	272,820
	Suntech Power Holdings Co. Ltd. *	12,000	449,520
			722,340
	Engineering & Construction 6.21%
	Aecom Technology Corp. *	15,000	487,950
	KBR, Inc.	10,000	349,100
			837,050
	Environmental Control 1.66%
	EnergySolutions, Inc.	10,000	223,500

	Internet 2.46%
	MercadoLibre, Inc. *	9,600	331,104

	Miscellaneous Manufacturing 3.35%
	Colfax Corp. *	18,000	451,620

	Oil & Gas 7.14%
	Approach Resources, Inc. *	15,000	401,850
	Concho Resources, Inc. *	15,000	559,500
			961,350
	Retail 8.15%
	Burger King Holdings, Inc.	23,000	616,170
	Lumber Liquidators, Inc. *	37,000	481,000
			1,097,170

IPO+

PORTFOLIO OF INVESTMENTS

As of June 30, 2008 (Unaudited) (Continued)
		Shares	Value
	Software 14.09%
	athenahealth, Inc. *	18,000	$ 553,680
	MSCI, Inc. *	18,000	653,220
	Solera Holdings, Inc. *	25,000	691,500
			1,898,400
	Telecommunications 3.81%
	Cellcom Israel Ltd.	15,000	513,150

	Water 3.79%
	American Water Works Co., Inc. *	23,000	510,140

	Total Common Stocks (Cost $10,158,937)		11,123,524

	Exchange Traded Funds 2.93%
	Equity Exchange Traded Funds 2.93%
	UltraShort Russell 2000 ProShares
	(Cost $376,800)	5,000	393,750

	Short-Term Investments 4.98%
	Registered Investment Companies 4.98%
	Milestone Treasury Obligation Portfolio
	(Cost $671,077)	671,077	671,077

	Total Investments 90.49%
	(Cost $11,206,814)(a)		$ 12,188,351
	Assets in Excess of Other Liabilities 9.51%		1,280,825
	Net Assets 100.00%		$ 13,469,176

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
	At June 30, 2008 net unrealized appreciation for all securities based on tax cost was $981,537. This consists of
	aggregate gross unrealized appreciation of $1,207,276 and aggregate gross unrealized depreciation of $225,739.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date

8/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date

8/27/08

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date

8/27/08